Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 22,656	$ 19,630	$ 18,679	$ 18,889	$ 14,972	$ 14,802	$ 11,931	$ 12,656	$ 11,066	$ 9,735	$ 10,000
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 22,102	19,200	18,313	18,571	14,752	14,620	11,814	12,568	11,013	9,711	10,000
Columbia Variable Portfolio – Dividend Opportunity Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 22,382	19,416	18,500	18,731	14,864	14,713	11,873	12,613	11,037	9,723	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
MSCI USA High Dividend Yield Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index (Net)
Account Value	$ 21,671	19,580	18,501	19,393	16,046	15,946	13,150	13,590	11,473	9,968	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 22,580	$ 19,743	$ 17,713	$ 19,157	$ 15,306	$ 14,890	$ 11,767	$ 12,827	$ 11,285	$ 9,617	$ 10,000